Loans and Asset Quality	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans and asset quality
Loans

The table below provides the details of our loan portfolio and industry concentrations of credit risk at Dec. 31, 2013 and 2012.

Loans	Dec. 31,
(in millions)	2013	2012
Domestic:
Financial institutions	$4,511	$5,455
Commercial	1,534	1,306
Wealth management loans and mortgages	9,743	8,796
Commercial real estate	2,001	1,677
Lease financings (a)	1,322	1,329
Other residential mortgages	1,385	1,632
Overdrafts	1,314	2,228
Other	768	639
Margin loans	15,652	13,397
Total domestic	38,230	36,459
Foreign:
Financial institutions	9,848	5,833
Commercial	113	111
Wealth management loans and mortgages	75	68
Commercial real estate	9	63
Lease financings (a)	945	1,025
Other (primarily overdrafts)	2,437	3,070
Total foreign	13,427	10,170
Total loans	$51,657	$46,629

(a)	Net of unearned income on domestic and foreign lease financings of $1,020 million at Dec. 31, 2013 and $1,135 million at Dec. 31, 2012.

In the ordinary course of business, we and our banking subsidiaries have made loans at prevailing interest rates and terms to our directors and executive officers and to entities in which certain of our directors have an ownership interest or direct or indirect subsidiaries of such entities. The aggregate amount of these loans was $3 million at Dec. 31, 2013, $5 million at Dec. 31, 2012 and $3 million at Dec. 31, 2011. These loans are primarily extensions of credit under revolving lines of credit established for such entities.

Our loan portfolio is comprised of three portfolio segments: commercial, lease financings and mortgages. We manage our portfolio at the class level which is comprised of six classes of financing receivables: commercial, commercial real estate, financial institutions, lease financings, wealth management loans and mortgages and other residential mortgages. The following tables are presented for each class of financing receivable, and provide additional information about our credit risks and the adequacy of our allowance for credit losses.
Allowance for credit losses

Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2013					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Charge-offs	(4)	(1)	—	—	(1)	(8)	—		(3)	(17)
Recoveries	1	—	4	—	—	4	—		—	9
Net (charge-offs) recoveries	(3)	(1)	4	—	(1)	(4)	—		(3)	(8)
Provision	(18)	12	9	(12)	(5)	(30)	(2)		11	(35)
Ending balance	$83	$41	$49	$37	$24	$54	$—		$56	$344
Allowance for:
Loan losses	$21	$21	$10	$37	$19	$54	$—		$48	$210
Lending-related commitments	62	20	39	—	5	—	—		8	134
Individually evaluated for impairment:
Loan balance	$15	$3	$—	$—	$12	$—	$—		$6	$36
Allowance for loan losses	2	1	—	—	3	—	—		1	7
Collectively evaluated for impairment:
Loan balance	$1,519	$1,998	$4,511	$1,322	$9,731	$1,385	$17,734	(a)	$13,421	$51,621
Allowance for loan losses	19	20	10	37	16	54	—		47	203

(a)	Includes $1,314 million of domestic overdrafts, $15,652 million of margin loans and $768 million of other loans at Dec. 31, 2013.

Allowance for credit losses activity for the year ended Dec. 31, 2012					Wealth management loans and mortgages	Other residential mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings			All Other		Foreign	Total
Beginning balance	$91	$34	$63	$66	$29	$156	$—		$58	$497
Charge-offs	(2)	—	(13)	—	(1)	(22)	—		—	(38)
Recoveries	2	—	—	—	—	6	—		—	8
Net (charge-offs)	—	—	(13)	—	(1)	(16)	—		—	(30)
Provision	13	(4)	(14)	(17)	2	(52)	2		(10)	(80)
Ending balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Allowance for:
Loan losses	$30	$20	$12	$49	$26	$88	$2		$39	$266
Lending-related commitments	74	10	24	—	4	—	—		9	121
Individually evaluated for impairment:
Loan balance	$57	$17	$3	$—	$31	$—	$—		$9	$117
Allowance for loan losses	12	1	—	—	7	—	—		4	24
Collectively evaluated for impairment:
Loan balance	$1,249	$1,660	$5,452	$1,329	$8,765	$1,632	$16,264	(a)	$10,161	$46,512
Allowance for loan losses	18	19	12	49	19	88	2		35	242

(a)	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.

Allowance for credit losses activity for the year ended Dec. 31, 2011					Wealth management loans and mortgages	Other residential mortgages	All Other		Foreign	Total
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings
Beginning balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Charge-offs	(6)	(4)	(8)	—	(1)	(56)	—		(8)	(83)
Recoveries	3	—	2	—	—	3	—		—	8
Net (charge-offs)	(3)	(4)	(6)	—	(1)	(53)	—		(8)	(75)
Provision	1	(2)	58	(24)	(11)	(26)	(1)		6	1
Ending balance	$91	$34	$63	$66	$29	$156	$—		$58	$497
Allowance for:
Loan losses	$33	$24	$41	$66	$23	$156	$—		$51	$394
Lending-related commitments	58	10	22	—	6	—	—		7	103
Individually evaluated for impairment:
Loan balance	$26	$38	$24	$—	$30	$—	$—		$10	$128
Allowance for loan losses	9	7	7	—	5	—	—		4	32
Collectively evaluated for impairment:
Loan balance	$726	$1,411	$4,582	$1,558	$7,312	$1,923	$16,341	(a)	$9,998	$43,851
Allowance for loan losses	24	17	34	66	18	156	—		47	362

(a)	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.
Nonperforming assets

The table below presents the distribution of our nonperforming assets.

Nonperforming assets	Dec. 31,
(in millions)	2013	2012
Nonperforming loans:
Domestic:
Other residential mortgages	$117	$158
Commercial	15	27
Wealth management loans and mortgages	11	30
Commercial real estate	4	18
Financial institutions	—	3
Total domestic	147	236
Foreign loans	6	9
Total nonperforming loans	153	245
Other assets owned	3	4
Total nonperforming assets (a)	$156	$249

(a)
Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in the loans of consolidated investment management funds are nonperforming loans of $16 million at Dec. 31, 2013 and $174 million at Dec. 31, 2012. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

At Dec. 31, 2013, undrawn commitments to borrowers whose loans were classified as nonaccrual or reduced rate were not material.
Lost interest

Lost interest
(in millions)	2013	2012	2011
Amount by which interest income recognized on nonperforming loans exceeded reversals:
Total	$2	$5	$2
Foreign	—	—	—
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year:
Total	$9	$15	$17
Foreign	—	—	—
Impaired loans

The table below sets forth information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	2013		2012		2011
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial	$37	$1	$54	$4	$27	$1
Commercial real estate	5	—	27	—	22	—
Financial institutions	1	—	7	—	9	—
Wealth management loans and mortgages	17	—	28	—	37	1
Foreign	8	—	10	—	10	—
Total impaired loans with an allowance	68	1	126	4	105	2
Impaired loans without an allowance:
Commercial	2	—	—	—	1	—
Commercial real estate	6	—	3	—	13	—
Financial institutions	1	—	2	—	—	—
Wealth management loans and mortgages	3	—	4	—	2	—
Total impaired loans without an allowance (a)	12	—	9	—	16	—
Total impaired loans	$80	$1	$135	$4	$121	$2

(a)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2013			Dec. 31, 2012
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial	$15	$20	$2	$57	$61	$12
Commercial real estate	2	4	1	15	16	1
Financial institutions	—	—	—	1	1	—
Wealth management loans and mortgages	9	9	3	28	28	7
Foreign	6	17	1	9	17	4
Total impaired loans with an allowance	32	50	7	110	123	24
Impaired loans without an allowance:
Commercial real estate	1	1	N/A	2	2	N/A
Financial institutions	—	—	N/A	1	8	N/A
Wealth management loans and mortgages	3	3	N/A	4	4	N/A
Total impaired loans without an allowance (b)	4	4	N/A	7	14	N/A
Total impaired loans (c)	$36	$54	$7	$117	$137	$24

(a)	The allowance for impaired loans is included in the allowance for loan losses.

(b)
When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

(c)
Excludes an aggregate of $1 million and $2 million of impaired loans in amounts individually less than $1 million at Dec. 31, 2013 and Dec. 31, 2012, respectively. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2013 and Dec. 31, 2012.

Past due loans

The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2013				Dec. 31, 2012
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Domestic:
Wealth management loans and mortgages	$45	$3	$1	$49	$33	$7	$1	$41
Other residential mortgages	32	6	6	44	50	9	5	64
Financial institutions	37	—	—	37	—	—	—	—
Commercial real estate	22	2	—	24	44	—	—	44
Commercial	—	—	—	—	—	60	—	60
Total domestic	136	11	7	154	127	76	6	209
Foreign	—	—	—	—	—	—	—	—
Total past due loans	$136	$11	$7	$154	$127	$76	$6	$209
Troubled debt restructurings (“TDRs”)

A modified loan is considered a TDR if the debtor is experiencing financial difficulties and the creditor grants a concession to the debtor that would not otherwise be considered. A TDR may include a transfer of real estate or other assets from the debtor to the creditor, or a modification of the term of the loan. Not all modified loans are considered TDRs.

The following table presents TDRs that occurred in 2013 and 2012.

TDRs	2013			2012
		Outstanding recorded investment			Outstanding recorded investment
(dollars in millions)	Number of contracts	Pre-modification	Post-modification	Number of contracts	Pre-modification	Post-modification
Other residential mortgages	123	$24	$30	166	$44	$49
Commercial	—	—	—	3	42	37
Commercial real estate	—	—	—	2	11	12
Wealth management loans and mortgages	—	—	—	6	3	3
Foreign	—	—	—	1	3	3
Total TDRs	123	$24	$30	178	$103	$104

Other residential mortgages

The modifications of the other residential mortgage loans in 2013 and 2012 consisted of reducing the stated interest rates and in certain cases, a forbearance of default and extending the maturity dates. The value of modified loans is based on the fair value of the collateral. Probable loss factors are applied to the value of the modified loans to determine the allowance for credit losses.

Commercial

The modifications of the commercial loans and unfunded lending-related commitments in 2012 consisted of changing the stated interest rates and/or extending the maturity dates of the loans. The difference between the book value of the loan and net cash flow discounted at the original loan’s rate, if no observable market price exists, is included in the allowance for credit losses.

Commercial real estate

The modifications of the commercial real estate loans and unfunded lending-related commitments in 2012 consisted of changing the stated interest rates and extending the maturity dates of the loans. The difference between the book value of the loan and the estimated fair value of the collateral is included in the allowance for credit losses.

Wealth management loans and mortgages

The modifications of the wealth management loans and mortgages in 2012 consisted of changes in payment terms and extensions of the maturity dates. The difference between the book value of the loan and the estimated fair value of the collateral is included in the allowance for credit losses.

Foreign

The modification of the foreign loan in 2012 consisted of extending the maturity date of the loan. The difference between the book value of the loan and the net present value discounted at the original loan’s rate is included in the allowance for credit losses.
TDRs that subsequently defaulted

There were 35 residential mortgage loans that had been restructured in a TDR during the previous 12 months and have subsequently defaulted in 2013. The total recorded investment of these loans was $8 million.
Credit quality indicators

Our credit strategy is to focus on investment grade names to support cross-selling opportunities and avoid single name/industry concentrations. Each customer is assigned an internal credit rating which is mapped to an external rating agency grade equivalent based upon a number of dimensions which are continually evaluated and may change over time.

The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Investment grade	$1,323	$1,064	$1,444	$1,289	$12,598	$9,935
Noninvestment grade	324	353	566	451	1,761	1,353
Total	$1,647	$1,417	$2,010	$1,740	$14,359	$11,288

The commercial loan portfolio is divided into investment grade and non-investment grade categories based on rating criteria largely consistent with those of the public rating agencies. Each customer in the portfolio is assigned an internal credit rating. These internal credit ratings are generally consistent with the ratings categories of the public rating agencies. Customers with ratings consistent with BBB- (S&P)/Baa3 (Moody’s) or better are considered to be investment grade. Those clients with ratings lower than this threshold are considered to be non-investment grade.

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2013	Dec. 31, 2012
Wealth management loans:
Investment grade	$4,920	$4,597
Noninvestment grade	64	125
Wealth management mortgages	4,834	4,142
Total	$9,818	$8,864

Wealth management non-mortgage loans are not typically rated by external rating agencies. A majority of the wealth management loans are secured by the customers’ investment management accounts or custody accounts. Eligible assets pledged for these loans are typically investment-grade, fixed-income securities, equities and/or mutual funds. Internal ratings for this portion of the wealth management portfolio, therefore, would equate to investment-grade external ratings. Wealth management loans are provided to select customers based on the pledge of other types of assets, including business assets, fixed assets or a modest amount of commercial real estate. For the loans collateralized by other assets, the credit quality of the obligor is carefully analyzed, but we do not consider this portfolio of loans to be investment grade.

Credit quality indicators for wealth management mortgages are not correlated to external ratings. Wealth management mortgages are typically loans to high-net-worth individuals, which are secured primarily by residential property. These loans are primarily interest-only adjustable rate mortgages with an average loan-to-value ratio of 64% at origination. In the wealth management portfolio, 1% of the mortgages were past due at Dec. 31, 2013.

At Dec. 31, 2013, the private wealth mortgage portfolio was comprised of the following geographic concentrations: New York - 21%; California - 21%; Massachusetts - 16%; Florida - 8%; and other - 34%.

Other residential mortgages

The other residential mortgage portfolio primarily consists of 1-4 family residential mortgage loans and totaled $1,385 million at Dec. 31, 2013 and $1,632 million at Dec. 31, 2012. These loans are not typically correlated to external ratings. Included in this portfolio at Dec. 31, 2013 are $411 million of mortgage loans purchased in 2005, 2006 and the first quarter of 2007 that are predominantly prime mortgage loans, with a small portion of Alt-A loans. As of Dec. 31, 2013, the purchased loans in this portfolio had a weighted-average loan-to-value ratio of 76% at origination and 20% of the serviced loan balance was at least 60 days delinquent. The properties securing the prime and Alt-A mortgage loans were located (in order of concentration) in California, Florida, Virginia, the tri-state area (New York, New Jersey and Connecticut) and Maryland.

Overdrafts

Overdrafts primarily relate to custody and securities clearance clients and totaled $3,715 million at Dec. 31, 2013 and $5,298 million at Dec. 31, 2012. Overdrafts occur on a daily basis in the custody and securities clearance business and are generally repaid within two business days.
Margin loans

We had $15,652 million of secured margin loans on our balance sheet at Dec. 31, 2013 compared with $13,397 million at Dec. 31, 2012. Margin loans are collateralized with marketable securities and borrowers are required to maintain a daily collateral margin in excess of 100% of the value of the loan. We have rarely suffered a loss on these types of loans and do not allocate any of our allowance for credit losses to margin loans.

Other loans

Other loans primarily includes loans to consumers that are fully collateralized with equities, mutual funds and fixed income securities, as well as bankers’ acceptances.

Reverse repurchase agreements

Reverse repurchase agreements are transactions fully collateralized with high-quality liquid securities. These transactions carry minimal credit risk and therefore are not allocated an allowance for credit losses.

Matter related to Sentinel

In August 2007, BNY Mellon loaned $312 million to an asset manager, Sentinel Management Group, Inc. (“Sentinel”), secured by securities and cash.  Sentinel filed for bankruptcy in 2007, and BNY Mellon’s status as a secured lender is the subject of continuing litigation. In 2010, the district court ruled in favor of BNY Mellon, and the loan was repaid. An appellate court reversed the district court’s ruling on Aug. 26, 2013, and remanded to the district court for further proceedings. BNY Mellon held no loans to Sentinel at Dec. 31, 2013. On Jan. 22, 2014, the Bankruptcy Court, ordered that the funds distributed to BNY Mellon after the district court’s favorable decision be returned to the bankruptcy estate and held in a reserve earmarked for purposes of BNY Mellon’s claim until the district court issues its decision on the merits of the challenges to BNY Mellon’s lien. Accordingly, the loan was reestablished as a fully collateralized performing loan in the first quarter of 2014. The ongoing litigation could result in a ruling adverse to BNY Mellon at some point in the future. For additional information on our legal proceedings related to this matter, see Note 22 of the Notes to Consolidated Financial Statements.